Related Party Transactions (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Integer
MrSummers [Member]
Related Party Transaction [Line Items]
Loan principal amount not exceed	$ 2,000
William myrick [Member]
Related Party Transaction [Line Items]
Number of loans sold | Integer			2
Payments to purchase loans held-for-sale			$ 141
Senior Subordinated Promissory Note [Member] | Daniel MrWallach [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate	10.00%
Debt instrument, face amount	$ 375
Repayments of debt	20
Independent Managers [Member]
Related Party Transaction [Line Items]
Number of loans sold | Integer			1
Payments to purchase loans held-for-sale		$ 417	$ 405
Notes Program from Employees, Managers, Members and Relatives of Managers and Members [Member]
Related Party Transaction [Line Items]
Notes payable, related parties	5,454
Investments in and Advances to Affiliates, at Fair Value	$ 120	$ 120
Series C Preferred Units [Member]
Related Party Transaction [Line Items]
Preferred units, description	Mr. Wallach and his wife’s parents own 33.29 and 5.42 of our Series C Preferred Units, respectively. One of our managers, Gregory L. Sheldon, owns 23.58 of our Series C Preferred Units
One independent managers [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	1.00%
Executive vice president of operations one [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	2.00%
Executive Vice President of Sales [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	15.30%
Loan Agreement [Member] | Wallach LOC [Member] | Prime plus [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate	3.00%
Loan Agreement [Member] | Myrick LOC [Member] | Prime plus [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate	3.00%